SCHEDULE OF INVESTMENT IN PAST DUE (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total	$ 17,702	$ 3,785
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	16	113
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	76
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total
Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	92	113
Current Loans [Member]
Financing Receivable, Past Due [Line Items]
Total	17,488	3,672
Total Loans [Member]
Financing Receivable, Past Due [Line Items]
Total	17,702	3,785
Non Accrual [Member]
Financing Receivable, Past Due [Line Items]
Total	122
Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	1,899	522
Residential Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total		26
Residential Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	76
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total
Residential Portfolio Segment [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	76	26
Residential Portfolio Segment [Member] | Current Loans [Member]
Financing Receivable, Past Due [Line Items]
Total	1,823	496
Residential Portfolio Segment [Member] | Total Loans [Member]
Financing Receivable, Past Due [Line Items]
Total	1,899	522
Residential Portfolio Segment [Member] | Non Accrual [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	10,268	960
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Real Estate Portfolio Segment [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Real Estate Portfolio Segment [Member] | Current Loans [Member]
Financing Receivable, Past Due [Line Items]
Total	10,268	960
Commercial Real Estate Portfolio Segment [Member] | Total Loans [Member]
Financing Receivable, Past Due [Line Items]
Total	10,268	960
Commercial Real Estate Portfolio Segment [Member] | Non Accrual [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	3,917	1,724
Commercial Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total		77
Commercial Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Portfolio Segment [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total		77
Commercial Portfolio Segment [Member] | Current Loans [Member]
Financing Receivable, Past Due [Line Items]
Total	3,795	1,647
Commercial Portfolio Segment [Member] | Total Loans [Member]
Financing Receivable, Past Due [Line Items]
Total	3,917	1,724
Commercial Portfolio Segment [Member] | Non Accrual [Member]
Financing Receivable, Past Due [Line Items]
Total	122
Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	1,618	579
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	16	10
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total
Consumer Portfolio Segment [Member] | Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	16	10
Consumer Portfolio Segment [Member] | Current Loans [Member]
Financing Receivable, Past Due [Line Items]
Total	1,602	569
Consumer Portfolio Segment [Member] | Total Loans [Member]
Financing Receivable, Past Due [Line Items]
Total	1,618	579
Consumer Portfolio Segment [Member] | Non Accrual [Member]
Financing Receivable, Past Due [Line Items]
Total